Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0001089063
Registrant Name	DICK'S Sporting Goods, Inc.
Registration File Number	333-299029
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES